Commitments and contingencies - Schedule of Provision for Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss contingency accrual
Balance at beginning of period	$ 40,678	$ 35,083	$ 38,838
Accruals, net	27,041	22,555	15,330
Settlements	(16,224)	(13,788)	(11,920)
Reclassifications and increase of judicial deposits	1,094	(131)	435
Translation	156	(3,041)	(7,600)
Balance at end of period	52,745	40,678	35,083
Judicial deposits
Balance at beginning of period	(6,592)	(8,135)	(12,680)
Accruals, net	0	0	0
Settlements	0	0	0
Reclassifications and increase of judicial deposits	(953)	1,030	1,626
Translation	(361)	513	2,919
Balance at end of period	(7,906)	(6,592)	(8,135)
Provision for contingencies
Balance at beginning of period	34,086	26,948	26,158
Accruals, net	27,041	22,555	15,330
Settlements	(16,224)	(13,788)	(11,920)
Reclassifications and increase of judicial deposits	141	899	2,061
Translation	(205)	(2,528)	(4,681)
Balance at end of period	44,839	34,086	26,948
Tax Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	16,642	10,662	10,595
Accruals, net	11,166	7,472	2,040
Settlements	(12)	0	0
Reclassifications and increase of judicial deposits	0	(517)	435
Translation	709	(975)	(2,408)
Balance at end of period	28,505	16,642	10,662
Labor Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	13,270	14,514	16,839
Accruals, net	12,426	11,319	12,087
Settlements	(13,449)	(12,080)	(10,499)
Reclassifications and increase of judicial deposits	1,094	522	0
Translation	754	(1,005)	(3,913)
Balance at end of period	14,095	13,270	14,514
Other
Loss contingency accrual
Balance at beginning of period	10,766	9,907	11,404
Accruals, net	3,449	3,764	1,203
Settlements	(2,763)	(1,708)	(1,421)
Reclassifications and increase of judicial deposits	0	(136)	0
Translation	(1,307)	(1,061)	(1,279)
Balance at end of period	$ 10,145	$ 10,766	$ 9,907